Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Certain Quarterly Financial Data

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2013 and 2012.

	2013 Quarter Ended
	March 31	June 30	September 30	December 31
	(In thousands, except per share data)
Interest and dividend income	$129,434	132,194	137,397	146,043
Interest expense	27,393	27,485	26,973	27,791

Net interest income	102,041	104,709	110,424	118,252
Provision for loan losses	13,750	13,750	13,750	9,250

Net interest income after provision for loan losses	88,291	90,959	96,674	109,002
Non-interest income	10,089	9,538	9,491	7,453
Non-interest expenses	56,124	56,897	60,831	71,859

Income before income tax expense	42,256	43,600	45,334	44,596
Income tax expense	15,089	15,524	16,053	17,089

Net income	$27,167	28,076	29,281	27,507

Basic and diluted earnings per common share	$0.25	0.26	0.27	0.24

	2012 Quarter Ended
	March 31	June 30	September 30	December 31
	(In thousands, except per share data)
Interest and dividend income	$121,216	122,937	121,875	130,161
Interest expense	33,485	31,377	29,938	28,644

Net interest income	87,731	91,560	91,937	101,517
Provision for loan losses	13,000	19,000	16,000	17,000

Net interest income after provision for loan losses	74,731	72,560	75,937	84,517
Non-interest income	10,355	10,580	12,705	10,472
Non-interest expenses	54,455	44,876	48,217	59,459

Income before income tax expense	30,631	38,264	40,425	35,530
Income tax expense	11,696	14,292	15,936	14,159

Net income	$18,935	23,972	24,489	21,371

Basic and diluted earnings per common share	$0.18	0.22	0.23	0.20